RELATED PARTIES - Schedule of Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Short-term employee benefits	$ 16	$ 11
Share-based compensation and other	26	13
Total compensation of key management	$ 42	$ 24